RELATED-PARTY TRANSACTIONS (Details) - OLD PlayStudios, Inc. - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2021
Marketing Agreement | Restructuring expense
Related Party Transaction [Line Items]
Related party transaction expense	$ 20,000
Marketing Agreement | Cost of revenue
Related Party Transaction [Line Items]
Related party transaction cost	319
King Agreement | Net revenues
Related Party Transaction [Line Items]
Related party transaction revenue		$ 7,312	$ 1,294
Intangibles, net | Marketing Agreement
Related Party Transaction [Line Items]
Due from related parties	1,000	$ 1,000		$ 1,000
Accrued liabilities | Marketing Agreement
Related Party Transaction [Line Items]
Due from related parties	20,000			$ 20,000
Due to related parties	$ 20,000